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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
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          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  August 31, 2004
                         -----------------------------------------------------

Item 1. Schedule of Investments

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS  - AUGUST 31, 2004



 Shares                                                              Value
--------                                                           ----------

                              COMMON STOCKS - 66.7%
                            AEROSPACE/DEFENSE - 1.3%
   750     *Alliant Techsystems Inc. ............................  $   43,455
                                                                   ----------
                      BUSINESS SUPPLIES & SERVICES - 5.3
 6,000      Harland (John H.) Co. ...............................     176,340
                                                                   ----------
                              CONSTRUCTION - 6.4%
 2,000      Chicago Bridge & Iron Co. N.V. ......................      59,280
 3,000      Lennar Corp. Cl "A" .................................     137,400
   300      Lennar Corp. Cl "B" .................................      12,735
                                                                   ----------
                                                                      209,415
                                                                   ----------
                           FINANCIAL SERVICES - 4.1%
 2,000      Capital One Financial Corp. .........................     135,520
                                                                   ----------
                            FOOD DISTRIBUTION - 3.3%
 5,000     *Performance Food Group Co. ..........................     110,000
                                                                   ----------
                           GAMBLING PROPERTIES - 2.4%
 2,000     *Penn National Gaming, Inc. ..........................      77,700
                                                                   ----------
                            HEALTH CARE PLANS - 2.9%
 5,000     *Humana, Inc. ........................................      95,000
                                                                   ----------
                                INSURANCE - 4.8%
 2,000      Leucadia National Corp. .............................     108,000
 1,000      Mercury General Corp. ...............................      50,150
                                                                   ----------
                                                                      158,150
                                                                   ----------
                      MEDICAL EQUIPMENT & SUPPLIES - 4.1%
 2,000     *Saint Jude Medical, Inc. ............................     134,500
                                                                   ----------
                   MOVIE/TV PRODUCTION & DISTRIBUTION - 4.7%
 2,000     *Pixar Inc. ..........................................     155,440
                                                                   ----------
                                PACKAGING - 2.3%
 2,000      Ball Corp. ..........................................      74,680
                                                                   ----------


                               REAL ESTATE - 9.3%
 1,500      LNR Property Corporation ............................      93,900
10,000      United Dominion Realty Trust, Inc. ..................     212,300
                                                                   ----------
                                                                      306,200
                                                                   ----------
                               RESTAURANTS - 5.1%
 4,000     *P.F. Chang's China Bistro, Inc. .....................     167,680
                                                                   ----------
                    SCIENTIFIC & TECHNICAL EQUIPMENT - 2.1%
 1,500     *Dionex Corp. ........................................      69,090
                                                                   ----------
                         TRANSPORTATION SERVICES - 2.2%
 1,500      Expeditors International of Washington, Inc. ........      73,170
                                                                   ----------
                        WASTE MANAGEMENT SERVICES - 6.4%
 4,500     *Stericycle Inc. .....................................     212,310
                                                                   ----------

            Total Value of Common Stocks (Cost $1,085,318).......   2,198,650
                                                                   ----------

Principal
 Amount
---------
                         SHORT-TERM INVESTMENTS - 33.1%
$1,090M     U.S. Treasury Bill, 1.20%, due 9/02/04
              (Cost $1,089,983) .................................   1,089,983
                                                                   ----------

            Total Value of Investments (Cost $2,175,301)..  99.8%   3,288,633

            Other Assets, less Liabilities ...............   0.2%       5,284
                                                           -----   ----------

            Net Assets ................................... 100.0%  $3,293,917
                                                           =====   ==========

* Non-income producing security


Item 2. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date October 22, 2004
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date October 22, 2004
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date October 22, 2004
    ---------------------

* Print the name and title of each signing officer under his or her signature.